DWS Income Allocation VIP

DWS Conservative Allocation VIP

DWS Moderate Allocation VIP

DWS Growth Allocation VIP

Supplement to the currently effective Statement of Additional Information

Effective September 18, 2006, DWS Income Allocation VIP is no longer available.

Please Retain this Supplement for Future Reference

November 20, 2006